long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 1,661
Total	30,566	$ 24,205
Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	25,619	21,439
Composite long-term debt
Long-term debt maturities
Total	18,672
Total	9,063
Total	27,735
Canadian Dollars
Long-term debt maturities
Total	13,848
Total	6,509
Total	20,357
Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12,466
Future cash outflows in respect of associated interest and like carrying costs	6,124
Undiscounted contractual maturities	18,590
Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1,382
Future cash outflows in respect of associated interest and like carrying costs – Finance leases	385
Undiscounted contractual maturities - Finance leases	1,767
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,504
Future cash outflows in respect of associated interest and like carrying costs	2,525
Undiscounted contractual maturities	7,029
U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	79
Future cash outflows in respect of associated interest and like carrying costs – Finance leases	14
Undiscounted contractual maturities - Finance leases	93
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(4,072)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,482)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(6,554)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	4,142
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,447
Undiscounted contractual maturities - Derivative Liabilities, Pay	6,589
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	4,653
Total	2,504
Total	7,157
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	171
Future cash outflows in respect of associated interest and like carrying costs – Finance leases	50
Undiscounted contractual maturities - Finance leases	221
1 year hence
Long-term debt maturities
Total	4,699	3,772
1 year hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,657	1,349
1 year hence | Composite long-term debt
Long-term debt maturities
Total	1,355
1 year hence | Canadian Dollars
Long-term debt maturities
Total	267
1 year hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12
1 year hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	255
1 year hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,023
1 year hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	19
1 year hence | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,021)
1 year hence | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,037
1 year hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,058
1 year hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	30
2 years hence
Long-term debt maturities
Total	2,181	1,867
2 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,698	1,567
2 years hence | Composite long-term debt
Long-term debt maturities
Total	1,379
2 years hence | Canadian Dollars
Long-term debt maturities
Total	1,323
2 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,088
2 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	235
2 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
2 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	19
2 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	27
2 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	29
3 years hence
Long-term debt maturities
Total	2,456	1,766
3 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	2,235	1,567
3 years hence | Composite long-term debt
Long-term debt maturities
Total	1,845
3 years hence | Canadian Dollars
Long-term debt maturities
Total	1,386
3 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,263
3 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	123
3 years hence | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	420
3 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	18
3 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	438
3 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	21
4 years hence
Long-term debt maturities
Total	1,214	2,099
4 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,021	2,086
4 years hence | Composite long-term debt
Long-term debt maturities
Total	664
4 years hence | Canadian Dollars
Long-term debt maturities
Total	629
4 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	514
4 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	115
4 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	15
4 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	15
4 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	20
5 years hence
Long-term debt maturities
Total	1,756	899
5 years hence | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,595	886
5 years hence | Composite long-term debt
Long-term debt maturities
Total	1,240
5 years hence | Canadian Dollars
Long-term debt maturities
Total	1,219
5 years hence | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,115
5 years hence | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	104
5 years hence | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	4
5 years hence | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	4
5 years hence | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	17
5 years hence and 10 years before
Long-term debt maturities
Total	7,769	6,190
5 years hence and 10 years before | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	7,311	6,240
5 years hence and 10 years before | Composite long-term debt
Long-term debt maturities
Total	5,868
5 years hence and 10 years before | Canadian Dollars
Long-term debt maturities
Total	4,366
5 years hence and 10 years before | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,086
5 years hence and 10 years before | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	280
5 years hence and 10 years before | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,429
5 years hence and 10 years before | U.S. Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	4
5 years hence and 10 years before | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,428)
5 years hence and 10 years before | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,459
5 years hence and 10 years before | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,464
5 years hence and 10 years before | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	38
Thereafter
Long-term debt maturities
Total	10,491	7,612
Thereafter | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	10,102	$ 7,744
Thereafter | Composite long-term debt
Long-term debt maturities
Total	6,321
Thereafter | Canadian Dollars
Long-term debt maturities
Total	4,658
Thereafter | Canadian Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	4,388
Thereafter | Canadian Dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	270
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	1,624
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,623)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	1,647
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 16